Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Cost Reimbursements
The following table sets forth amounts that are included within the captions noted on the consolidated balance sheets, representing related party transactions with the Company:

	December 31, 2017	December 31, 2016
Receivables:
Entities related to Mariano Costamagna (a)	$ N/A	$237
Cummins Westport Inc. (b)	150	236
Ideas & Motion S.r.L. (c)	6	15
	$156	$488
Payables:
Entities related to Mariano Costamagna (a)	$ N/A	$1,191
(a)    Entities related to Mariano Costamagna include: Bianco S.p.A, TCN S.r.L., Biemmedue S.p.A, MTM Hydro S.r.L., Immobiliare IV Marzo, Delizie Bakery S.r.L., Galup S.r.L., TCN Vd S.r.L., Europlast S.r.L., A.R.S. Elettromeccanica S.r.L., Ningbo Topclean Mechanical Technology Co. Ltd., and Erretre S.r.L..
(b)    Pursuant to the amended and restated Joint Venture Agreement, Westport engages in transactions with CWI (see note 9). Amounts receivable relate to costs incurred by the Company on behalf of CWI. The amounts are generally reimbursed by CWI to the Company in the month following the month in which the payable is incurred.

20. Related party transactions (continued):
(c)    Ideas & Motion S.r.L is an Italian consulting and services company in which the Company owns an equity ownership interest of 14.28%.

	Years ended December 31,
	2017		2016
	Purchases	Sales	Purchases	Sales
Related party company:
Entities related to Mariano Costamagna	$ N/A	$ N/A	$2,592	$412
Cummins Westport Inc.	—	2,721	—	2,744
Ideas & Motion S.r.L.	—	69	—	43
	$—	$2,790	$2,592	$3,199

(d)    Other transactions with related parties:

Peter Yu, founder and managing partner of Cartesian, was elected as a Director of the Company in January 2016 in connection with the convertible debt (note 15(c)) and royalty payable (note 16), which are related party balances. The Company made an interest payment on the convertible debt of $919 in 2017 to Cartesian. In addition, the Company made a payment of $10,935 to Cartesian relating to the royalty payable during the year ended December 31, 2017 and has continued to accrue interest in accordance with the terms of the agreements. In addition, fees of $250 were paid to Cartesian during the year ended December 31, 2017.